Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	JOHNSON MUTUAL FUNDS TRUST
Entity Central Index Key	0000892657
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2023
Document Effective Date	Apr. 28, 2023
Prospectus Date	May 01, 2023
Johnson Equity Income Fund | Johnson Equity Income Fund
Prospectus:
Trading Symbol	JEQIX
Johnson Opportunity Fund | Johnson Opportunity Fund
Prospectus:
Trading Symbol	JOPPX
Johnson International Fund | Johnson International Fund
Prospectus:
Trading Symbol	JINTX
Johnson Fixed Income Fund | Johnson Fixed Income Fund
Prospectus:
Trading Symbol	JFINX
Johnson Municipal Income Fund | Johnson Municipal Income Fund
Prospectus:
Trading Symbol	JMUNX
Johnson Institutional Short Duration Bond Fund | Class I
Prospectus:
Trading Symbol	JIBDX
Johnson Institutional Short Duration Bond Fund | Class F
Prospectus:
Trading Symbol	JIMDX
Johnson Institutional Intermediate Bond Fund | Class I
Prospectus:
Trading Symbol	JIBEX
Johnson Institutional Intermediate Bond Fund | Class F
Prospectus:
Trading Symbol	JIMEX
Johnson Institutional Core Bond Fund | Class I
Prospectus:
Trading Symbol	JIBFX
Johnson Institutional Core Bond Fund | Class F
Prospectus:
Trading Symbol	JIMFX
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund
Prospectus:
Trading Symbol	JENHX
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund
Prospectus:
Trading Symbol	JCPLX